Inventories (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Classes of current inventories [abstract]
Raw materials, consumables and changes in finished goods and work in progress	₨ 78,526		₨ 71,708	₨ 69,838
Inventory write-downs	₨ 3,563	$ 43	₨ 4,869	₨ 4,584